CONVERTIBLE DEBENTURE PAYABLE (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
INTANGIBLE ASSETS
Warrants Issued To Purchase Common Shares			406,504
Debt face amount	$ 3,048,781		$ 3,048,781
Debenture conversion description	The Debenture was convertible voluntarily by the Purchaser at any time into shares of our common stock, at the lesser of $7.50, representing 100% of the closing price of our common stock on the trading day immediately prior to the Closing Date, or 75% of the average VWAP of our common stock during the 5 trading day period immediately prior to the conversion date (the “Conversion Price”), or automatically upon the occurrence of a single public offering of our common stock which results in the listing of our common stock on a national securities exchange as defined in the Exchange Act (the “Qualified Offering”) into shares of our common stock at the lesser of the Conversion Price, or 75% of the offering price of the securities offered in the Qualified Offering		The Debenture is convertible voluntarily by the Purchaser at any time into shares of our common stock, at the lesser of $7.50, representing 100% of the closing price of our common stock on the trading day immediately prior to the Closing Date, or 75% of the average VWAP of our common stock during the 5 trading day period immediately prior to the conversion date (the “Conversion Price”), or automatically upon the occurrence of a single public offering of our common stock which results in the listing of our common stock on a national securities exchange as defined in the Exchange Act (the “Qualified Offering”) into shares of our common stock at the lesser of the Conversion Price, or 75% of the offering price of the securities offered in the Qualified Offering
Proceeds from financing transition	$ 2,500,000		$ 2,500,000
OID percentage	18.00%		18.00%
Exercise price	$ 6		$ 9.00
Partial liquidated damages description	Company shall pay to the Purchaser as partial liquidated damages equal to the product of 2% of the principal amount not to exceed 24% of the aggregate principal. If the Company fails to pay of the liquidated damages within seven days after the date payable, the Company will pay interest at 18% until such amounts are paid in full		the Company shall pay to the Purchaser as partial liquidated damages equal to the product of 2% of the principal amount not to exceed 24% of the aggregate principal. If the Company fails to pay the liquidated damages within seven days after the date payable, the Company will pay interest at 18% until such amounts are paid in full
Unamortized discount and issuance costs	$ 423,782		$ 423,782
Conversion feature debt discount	$ 980,000		$ 980,000
Outstanding warrants	508,130		1,219,512
Fair market value of stock warrants	$ 864,000	$ 864,000	$ 847,048
Unamortized discount	0		402,465
Interest expense related to debt issuance costs	5,405	5,405
Interest expense	465,635		444,583
Gain on extinguishment	$ 1,109,105
Outstanding principal amount of debenture, percentage	130.00%
Accrued and unpaid interest, percentage	100.00%
Default penalties included in general and administrative expense	$ 914,634
Warrant to purchase additional shares of common stock	101,626
Warrant to purchase additional shares of common stock, expiry date	Mar. 29, 2029
Debt discount amortization expense	$ 465,635	$ 465,635
Amortization Of Interest			514,365
Original Issue Discount	548,781		548,781
Debt issuance costs	275,000		275,000
Unpaid damages and estimated related costs	$ 195,000		189,700
Interest Expense Related To The Original Issue Discount And Debt Issuance Costs			$ 399,999